Other receivables and prepayments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
VAT and EIT recoverable	¥ 688,291	¥ 409,455
Deposits	51,943	92,008
Interest receivable	764,049	747,028
Prepayment to suppliers related to procurement activities of goods and services	309,309	404,274
Prepaid expense	96,475	76,311
Loans to third parties	184,700	137,400
Advances to suppliers related to financing activities	330,902	266,895
Others	162,668	232,620
Subtotal	2,588,337	2,365,991
Allowance for doubtful accounts:
Balance at beginning of the year	(67,379)	(50,038)
Write-offs	0	2,906
Provision	(47,908)	(20,247)
Balance at end of the year	(115,287)	(67,379)
Total	¥ 2,473,050	¥ 2,298,612	$ 338,806